Notes Receivable (Details) - Schedule of notes receivable (Parentheticals) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Charge-offs, net of recoveries	$ 1,331,537	$ 1,427,547	$ 5,040,041	$ 6,153,728